Finance Income and Finance Costs (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure Of Finance Income And Costs [Abstract]
Summary of Finance Income	(a) Finance income:
	Years ended
	March 31,	March 31,
	2020	2019

Interest income	$151,219	$234,700
Foreign exchange gain	1,883,999	11,952
Finance income	$2,035,218	$246,652

Summary of Finance Costs

(b) Finance costs:

	Years ended
	March 31,	March 31,
	2020	2019

Interest charges and other finance costs	$(477,370)	$(455,136)
Interest on lease liabilities (note 8)	(106,337)	—
Finance costs	$(583,707)	$(455,136)